Concentrations of Risk (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Concentrations of Risk [Line Items]
Revenue	RM 51,999,379	$ 11,631,930	RM 29,280,649	RM 13,000,026
Cost of sale	RM 39,841,428	$ 8,912,274	RM 21,112,777	RM 7,959,225
Three Customers [Member]
Concentrations of Risk [Line Items]
Percentage of total revenue	61.00%	61.00%	47.00%
One Vendor [Member]
Concentrations of Risk [Line Items]
Percentage of total revenue			49.00%
Two Vendors [Member]
Concentrations of Risk [Line Items]
Percentage of total revenue	60.00%	60.00%